Contingencies (Details) - Provision for contingent liabilities - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	R$ 18,403	R$ 18,034	R$ 22,997
Additions	5,661	9,694	8,055
Accrued interest	508	552	640
Payments	(5,134)	(3,091)	(5,516)
Reversals	(5,106)	(6,679)	(8,142)
Classified as held for sale		(107)
Classified from held for sale	107
Balance, end of period	14,439	18,403	18,034
Civil
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	3,940	1,853	2,356
Additions	454	2,924	3,305
Accrued interest	109	71	59
Payments	(1,552)	(834)	(390)
Reversals	(933)	(42)	(3,477)
Classified as held for sale		(32)
Classified from held for sale	32
Balance, end of period	2,050	3,940	1,853
Labor
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	14,463	16,181	20,641
Additions	5,207	6,770	4,750
Accrued interest	399	481	581
Payments	(3,582)	(2,257)	(5,126)
Reversals	(4,173)	(6,637)	(4,665)
Classified as held for sale		(75)
Classified from held for sale	75
Balance, end of period	R$ 12,389	R$ 14,463	R$ 16,181